Condensed Consolidated Statements of Operations and Other Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Net revenues	$ 1,065,757	$ 148,586	$ 2,069,398	$ 265,131	$ 1,634,602	$ 741,785
Operating expenses
Cost of revenue	262,423	46,549	424,836	77,755	472,941	219,931
Sales and marketing	168,847	64,081	363,541	119,407	400,137	422,138
General and administrative	2,751,701	882,988	4,877,108	3,169,520	9,496,653	3,946,635
Depreciation and amortization	$ 97,493	59,228	$ 196,029	114,866	257,213	$ 246,603
Loss on forgiveness of liabilities		32,778		32,778
Gain on forgiveness of liabilities					(303,114)
Impairment loss					17,698,000
Total operating expenses	$ 3,280,464	1,085,624	$ 5,861,514	3,514,326	28,021,830	$ 4,835,307
Loss from operations	(2,214,707)	(937,038)	(3,792,116)	(3,249,195)	(26,387,228)	(4,093,522)
Other income (expense):
Interest expense	$ (466,919)	$ (475,215)	$ (705,271)	(1,463,149)	(2,438,172)	(911,527)
Loss on conversion of debt				(49,926)	(585,961)	(1,026,859)
Derivative loss	$ (326,237)	$ (16,250)	$ (445,815)	$ (576,143)
Derivative gain					1,188,041
Loss on change in FV of derivative liability	(2,299,967)		(2,609,141)
Amortization of warrants	$ (274,346)		(289,069)
Other income (expense)			10,384		(41,246)	84,829
Total other income (expense), net	$ (3,367,469)	$ (491,465)	(4,038,912)	$ (2,089,218)	(1,877,338)	(1,853,557)
Net loss	(5,582,176)	(1,428,503)	(7,831,028)	(5,338,413)	(28,264,566)	(5,947,079)
Other comprehensive gain (loss):
Foreign currency translation adjustment	(9,286)	(4,720)	206,685	(24,699)	(1,436,386)	(5,244)
Comprehensive loss	$ (5,591,462)	$ (1,433,223)	$ (7,624,343)	$ (5,363,112)	$ (29,700,952)	$ (5,952,323)
Basic and diluted net loss per common share (in dollars per share)	$ (2.08)	$ (1.20)	$ (2.61)	$ (4.80)	$ (20.49)	$ (8.90)
Weighted average shares used in completing basic and diluted net loss per common share (in shares)	2,683,786	1,055,582	3,004,152	1,047,553	1,379,109	668,351